Calvert
Floating-Rate Advantage Fund
December 31, 2022
Schedule of Investments (Unaudited)

Common Stocks — 0.1%

Security	Shares	Value
Containers & Packaging — 0.1%
LG Newco Holdco, Inc.(1)(2)	6,015	$ 61,654
		$ 61,654
Diversified Financial Services — 0.0%(3)
Aegletes B.V. (1)(2)	1,076	$ 20,242
		$ 20,242
Professional Services — 0.0%(3)
Skillsoft Corp.(1)(2)	5,981	$ 7,775
		$ 7,775
Total Common Stocks (identified cost $102,405)		$89,671

Corporate Bonds — 8.0%

Security	Principal Amount (000's omitted)	Value
Air Transport — 0.8%
Air Canada, 3.875%, 8/15/26(4)	$125	$ 110,929
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(4)	250	240,850
5.75%, 4/20/29(4)	200	183,152
Delta Air Lines, Inc., 7.00%, 5/1/25(4)	50	51,143
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(4)	100	94,151
		$ 680,225
Automotive — 0.1%
Clarios Global, L.P., 6.75%, 5/15/25(4)	$22	$22,083
Clarios Global, L.P./Clarios U.S. Finance Co., 6.25%, 5/15/26(4)	22	21,537
		$43,620
Broadcasting — 0.0%(3)
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(4)	$125	$14,844
		$14,844
Building and Development — 1.2%
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(4)	$1,025	$916,268
Cushman & Wakefield US Borrower, LLC, 6.75%, 5/15/28(4)	50	47,806
Security	Principal Amount (000's omitted)	Value
Building and Development (continued)
Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(4)	$100	$ 90,810
		$ 1,054,884
Business Equipment and Services — 0.6%
Corelogic, Inc., 4.50%, 5/1/28(4)	$75	$ 57,637
Garda World Security Corp., 4.625%, 2/15/27(4)	75	66,353
Prime Security Services Borrower, LLC/Prime Finance, Inc., 5.75%, 4/15/26(4)	75	72,352
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(4)	350	330,279
		$ 526,621
Cable and Satellite Television — 0.1%
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(4)	$75	$62,790
		$62,790
Chemicals and Plastics — 0.1%
Olympus Water US Holding Corp., 4.25%, 10/1/28(4)	$125	$101,644
		$101,644
Commercial Services & Supplies — 0.2%
Neptune Bidco US, Inc., 9.29%, 4/15/29(4)	$225	$212,502
		$212,502
Containers and Glass Products — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 4.00%, 10/15/27(4)	$75	$66,649
		$66,649
Cosmetics/Toiletries — 0.0%(3)
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(4)	$25	$21,656
		$21,656
Drugs — 0.6%
Jazz Securities DAC, 4.375%, 1/15/29(4)	$550	$491,191
		$491,191
Ecological Services and Equipment — 0.7%
GFL Environmental, Inc., 4.25%, 6/1/25(4)	$75	$71,769
Madison IAQ, LLC, 4.125%, 6/30/28(4)	650	544,375
		$616,144
Electronics/Electrical — 0.7%
CommScope, Inc., 4.75%, 9/1/29(4)	$300	$242,422

Calvert
Floating-Rate Advantage Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electronics/Electrical (continued)
Imola Merger Corp., 4.75%, 5/15/29(4)	$300	$ 260,889
LogMeIn, Inc., 5.50%, 9/1/27(4)	275	148,336
		$ 651,647
Financial Intermediaries — 0.3%
AG Issuer, LLC, 6.25%, 3/1/28(4)	$225	$ 207,120
AG TTMT Escrow Issuer, LLC, 8.625%, 9/30/27(4)	50	50,313
NFP Corp., 7.50%, 10/1/30(4)	50	47,329
		$ 304,762
Health Care — 0.3%
Mozart Debt Merger Sub, Inc., 3.875%, 4/1/29(4)	$325	$262,517
RP Escrow Issuer, LLC, 5.25%, 12/15/25(4)	25	19,123
		$281,640
Industrial Equipment — 0.2%
Clydesdale Acquisition Holdings, Inc., 6.625%, 4/15/29(4)	$25	$23,801
Pactiv Evergreen Group Issuer, LLC/Pactiv Evergreen Group Issuer, Inc., 4.375%, 10/15/28(4)	150	134,201
Vertical US Newco, Inc., 5.25%, 7/15/27(4)	50	44,480
		$202,482
Leisure Goods/Activities/Movies — 0.0%(3)
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(4)	$13	$13,110
		$13,110
Media — 0.0%(3)
iHeartCommunications, Inc.:
4.75%, 1/15/28(4)	$25	$20,398
5.25%, 8/15/27(4)	25	21,216
		$41,614
Radio and Television — 0.3%
Univision Communications, Inc.:
4.50%, 5/1/29(4)	$150	$125,720
7.375%, 6/30/30(4)	125	119,614
		$245,334
Retailers (Except Food and Drug) — 0.0%(3)
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(4)	$25	$22,680
		$22,680
Technology — 0.6%
Boxer Parent Co., Inc., 7.125%, 10/2/25(4)	$50	$48,705
Central Parent, Inc. / Central Merger Sub, Inc., 7.25%, 6/15/29(4)	200	195,879
Security	Principal Amount (000's omitted)	Value
Technology (continued)
Clarivate Science Holdings Corp., 3.875%, 7/1/28(4)	$200	$ 173,515
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 9/1/25(4)	200	138,174
		$ 556,273
Telecommunications — 1.1%
Arches Buyer, Inc., 4.25%, 6/1/28(4)	$125	$ 97,930
Lumen Technologies, Inc., 4.00%, 2/15/27(4)	875	743,472
Vmed O2 UK Financing I PLC, 4.25%, 1/31/31(4)	125	101,472
		$ 942,874
Total Corporate Bonds (identified cost $8,383,356)		$7,155,186

Exchange-Traded Funds — 1.0%

Security	Shares	Value
Equity Funds — 1.0%
SPDR Blackstone Senior Loan ETF	22,750	$ 930,475
Total Exchange-Traded Funds (identified cost $1,045,348)		$ 930,475

Senior Floating Rate Loans — 112.8%(5)

Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 1.7%
Dynasty Acquisition Co., Inc.:
Term Loan, 7.923%, (1 mo. USD LIBOR + 3.50%), 4/6/26	$512	$ 489,415
Term Loan, 7.923%, (1 mo. USD LIBOR + 3.50%), 4/6/26	276	263,506
WP CPP Holdings, LLC, Term Loan, 8.17%, (3 mo. USD LIBOR + 3.75%), 4/30/25	927	812,211
		$ 1,565,132
Airlines — 1.1%
American Airlines, Inc., Term Loan, 8.993%, (3 mo. USD LIBOR + 4.75%), 4/20/28	$975	$ 971,953
		$ 971,953
Auto Components — 1.9%
Chassix, Inc., Term Loan, 9.813%, (2 mo. USD LIBOR + 5.50%), 11/15/23	$638	$543,703
Clarios Global, L.P., Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 4/30/26	684	672,703
LTI Holdings, Inc., Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 9/6/25	243	233,224

Calvert
Floating-Rate Advantage Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Auto Components (continued)
Truck Hero, Inc., Term Loan, 8.134%, (1 mo. USD LIBOR + 3.75%), 1/31/28	$292	$ 251,732
		$ 1,701,362
Automobiles — 0.1%
MajorDrive Holdings IV, LLC, Term Loan, 8.813%, (3 mo. USD LIBOR + 4.00%), 6/1/28	$99	$ 92,929
		$ 92,929
Automotive & Auto Parts — 0.2%
DexKo GlobaL, Inc., Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 10/4/28	$174	$ 156,292
		$ 156,292
Beverages — 0.2%
Triton Water Holdings, Inc., Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 3/31/28	$219	$204,630
		$204,630
Biotechnology — 0.5%
Alltech, Inc., Term Loan, 8.384%, (1 mo. USD LIBOR + 4.00%), 10/13/28	$495	$465,919
		$465,919
Building Products — 2.1%
ACProducts, Inc., Term Loan, 8.98%, (3 mo. USD LIBOR + 4.25%), 5/17/28	$295	$222,364
CP Atlas Buyer, Inc., Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 11/23/27	415	365,192
CPG International, Inc., Term Loan, 6.923%, (SOFR + 2.50%), 4/28/29	200	194,575
Ingersoll-Rand Services Company, Term Loan, 6.173%, (SOFR + 1.75%), 3/1/27	97	96,529
MI Windows and Doors, LLC, Term Loan, 7.923%, (SOFR + 3.50%), 12/18/27	783	775,066
Standard Industries, Inc., Term Loan, 6.425%, (3 mo. USD LIBOR + 2.25%), 9/22/28	221	218,167
		$1,871,893
Capital Markets — 4.8%
Advisor Group, Inc., Term Loan, 8.884%, (1 mo. USD LIBOR + 4.50%), 7/31/26	$561	$550,565
AllSpring Buyer LLC, Term Loan, 7.75%, (3 mo. USD LIBOR + 3.00%), 11/1/28	264	260,611
Aretec Group, Inc., Term Loan, 8.673%, (SOFR + 4.25%), 10/1/25	483	472,954
Borrower/Description	Principal Amount (000's omitted)	Value
Capital Markets (continued)
Brookfield Property REIT, Inc., Term Loan, 6.923%, (SOFR + 2.50%), 8/27/25	$189	$ 186,514
Clipper Acquisitions Corp., Term Loan, 5.922%, (1 mo. USD LIBOR + 1.75%), 3/3/28	221	218,990
Edelman Financial Center, LLC, Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 4/7/28	591	554,590
FinCo I, LLC, Term Loan, 6.884%, (1 mo. USD LIBOR + 2.50%), 6/27/25	570	568,483
Focus Financial Partners, LLC, Term Loan, 6.823%, (1 mo. USD LIBOR + 2.50%), 6/30/28	172	169,941
HighTower Holdings LLC, Term Loan, 8.278%, (3 mo. USD LIBOR + 4.00%), 4/21/28	495	456,007
Mariner Wealth Advisors, LLC, Term Loan, 8.078%, (SOFR + 3.25%), 8/18/28	594	569,264
Victory Capital Holdings, Inc.:
Term Loan, 5.962%, (SOFR + 2.25%), 7/1/26	243	242,076
Term Loan, 5.962%, (SOFR + 2.25%), 12/29/28	93	91,836
		$4,341,831
Chemicals — 4.8%
Axalta Coating Systems Dutch Holding B B.V., Term Loan, 7.506%, (SOFR + 3.00%), 12/20/29	$300	$300,609
CPC Acquisition Corp., Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 12/29/27	368	268,959
Groupe Solmax, Inc., Term Loan, 9.48%, (3 mo. USD LIBOR + 4.75%), 5/29/28	395	329,815
LSF11 Skyscraper Holdco S.a.r.l., Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 9/29/27	295	288,894
Messer Industries GmbH, Term Loan, 7.23%, (3 mo. USD LIBOR + 2.50%), 3/2/26	388	384,784
Momentive Performance Materials, Inc., Term Loan, 7.64%, (1 mo. USD LIBOR + 3.25%), 5/15/24	338	336,906
Olympus Water US Holding Corp., Term Loan, 8.50%, (3 mo. USD LIBOR + 3.75%), 11/9/28	495	476,506
Rohm Holding GmbH, Term Loan, 8.371%, (6 mo. USD LIBOR + 4.75%), 7/31/26	638	535,609
Starfruit Finco B.V., Term Loan, 7.165%, (3 mo. USD LIBOR + 2.75%), 10/1/25	381	376,670
W.R. Grace & Co. Conn., Term Loan, 8.50%, (3 mo. USD LIBOR + 3.75%), 9/22/28	1,015	998,736
		$4,297,488
Commercial Services & Supplies — 3.5%
AEA International Holdings (Lux) S.a.r.l., Term Loan, 8.50%, (3 mo. USD LIBOR + 3.75%), 9/7/28	$742	$733,219
Clean Harbors, Inc., Term Loan, 6.384%, (1 mo. USD LIBOR + 2.00%), 10/8/28	99	98,766

Calvert
Floating-Rate Advantage Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Commercial Services & Supplies (continued)
Employbridge LLC, Term Loan, 9.494%, (3 mo. USD LIBOR + 4.75%), 7/19/28	$395	$ 326,862
GFL Environmental, Inc., Term Loan, 7.415%, (3 mo. USD LIBOR + 3.00%), 5/30/25	700	700,714
LABL, Inc., Term Loan, 9.384%, (1 mo. USD LIBOR + 5.00%), 10/29/28	149	141,493
Phoenix Services International, LLC:
DIP Loan, 11.935%, (SOFR + 12.00%), 3/28/23	55	55,273
Term Loan, 0.00%, 3/1/25(6)	413	49,664
Prime Security Services Borrower, LLC, Term Loan, 6.505%, (3 mo. USD LIBOR + 2.75%), 9/23/26	349	346,047
Tempo Acquisition LLC, Term Loan, 7.323%, (SOFR + 3.00%), 8/31/28	684	683,022
		$3,135,060
Construction & Engineering — 1.9%
Aegion Corporation, Term Loan, 9.134%, (1 mo. USD LIBOR + 4.75%), 5/17/28	$370	$346,936
American Residential Services, LLC, Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 10/15/27	739	721,150
Northstar Group Services, Inc., Term Loan, 9.938%, (1 mo. USD LIBOR + 5.50%), 11/12/26	142	140,570
USIC Holdings, Inc., Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 5/12/28	489	467,940
		$1,676,596
Containers & Packaging — 1.0%
Clydesdale Acquisition Holdings, Inc, Term Loan, 8.598%, (SOFR + 4.18%), 4/13/29	$124	$118,820
Pregis TopCo Corporation, Term Loan, 8.188%, (1 mo. USD LIBOR + 3.75%), 7/31/26	392	381,692
Pretium PKG Holdings, Inc., Term Loan, 7.989%, (USD LIBOR + 4.00%), 10/2/28(7)	124	98,956
Proampac PG Borrower, LLC, Term Loan, 7.87%, (USD LIBOR + 3.75%), 11/3/25(7)	344	330,450
		$929,918
Distributors — 0.8%
Autokiniton US Holdings, Inc., Term Loan, 8.792%, (1 mo. USD LIBOR + 4.50%), 4/6/28	$739	$716,588
		$716,588
Diversified Consumer Services — 1.1%
Ascend Learning, LLC, Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 12/11/28	$643	$609,968
KUEHG Corp., Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 2/21/25	259	249,183
Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Consumer Services (continued)
Sotheby's, Term Loan, 8.579%, (3 mo. USD LIBOR + 4.50%), 1/15/27	$136	$ 132,931
		$ 992,082
Diversified Telecommunication Services — 2.9%
Level 3 Financing, Inc., Term Loan, 6.134%, (1 mo. USD LIBOR + 1.75%), 3/1/27	$340	$ 326,564
Telenet Financing USD, LLC, Term Loan, 6.318%, (1 mo. USD LIBOR + 2.00%), 4/30/28	275	268,076
UPC Financing Partnership, Term Loan, 7.243%, (1 mo. USD LIBOR + 2.93%), 1/31/29	475	465,846
Virgin Media Bristol, LLC:
Term Loan, 6.818%, (1 mo. USD LIBOR + 2.50%), 1/31/28	600	590,813
Term Loan, 7.568%, (1 mo. USD LIBOR + 3.25%), 1/31/29	325	322,207
Zayo Group Holdings, Inc., Term Loan, 7.384%, (1 mo. USD LIBOR + 3.00%), 3/9/27	181	147,147
Ziggo Financing Partnership, Term Loan, 6.818%, (1 mo. USD LIBOR + 2.50%), 4/30/28	450	439,674
		$2,560,327
Electronic Equipment, Instruments & Components — 0.4%
II-VI Incorporated, Term Loan, 7.134%, (3 mo. USD LIBOR + 2.75%), 7/2/29	$220	$218,932
Robertshaw US Holding Corp., Term Loan, 8.25%, (1 mo. USD LIBOR + 3.50%), 2/28/25	209	143,636
		$362,568
Entertainment — 0.9%
AMC Entertainment Holdings, Inc., Term Loan, 7.274%, (1 mo. USD LIBOR + 3.00%), 4/22/26	$483	$262,945
Crown Finance US, Inc., Term Loan, 14.407%, (SOFR + 10.00%), 9/7/23	135	132,975
Renaissance Holding Corp., Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 5/30/25	472	452,267
		$848,187
Financial — 0.5%
Focus Financial Partners, LLC, Term Loan, 7.573%, (SOFR + 3.25%), 6/30/28	$245	$242,739
LHS Borrower, LLC, Term Loan, 9.173%, (SOFR + 4.75%), 2/16/29	248	202,948
		$445,687
Food & Staples Retailing — 0.4%
Nomad Foods US LLC, Term Loan, 8.225%, (SOFR + 3.75%), 11/12/29	$225	$224,273

Calvert
Floating-Rate Advantage Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Food & Staples Retailing (continued)
US Foods, Inc., Term Loan, 6.384%, (1 mo. USD LIBOR + 2.00%), 9/13/26	$125	$ 124,137
		$ 348,410
Food Products — 0.9%
Monogram Food Solutions, LLC, Term Loan, 8.438%, (1 mo. USD LIBOR + 4.00%), 8/28/28	$99	$ 95,782
Sovos Brands Intermediate, Inc., Term Loan, 7.915%, (3 mo. USD LIBOR + 3.50%), 6/8/28	690	675,185
		$ 770,967
Health Care Equipment & Supplies — 2.7%
Bayou Intermediate II, LLC, Term Loan, 8.96%, (3 mo. USD LIBOR + 4.50%), 8/2/28	$347	$ 334,373
CryoLife, Inc., Term Loan, 8.342%, (SOFR + 3.50%), 6/1/27	537	499,324
Gloves Buyer, Inc., Term Loan, 8.384%, (1 mo. USD LIBOR + 4.00%), 12/29/27	665	598,498
Journey Personal Care Corp., Term Loan, 8.98%, (3 mo. USD LIBOR + 4.25%), 3/1/28	492	362,603
Medline Borrower, L.P., Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 10/23/28	670	637,738
		$2,432,536
Health Care Providers & Services — 6.4%
Cano Health LLC, Term Loan, 8.423%, (SOFR + 4.00%), 11/23/27	$641	$515,246
CCRR Parent, Inc., Term Loan, 8.14%, (1 mo. USD LIBOR + 3.75%), 3/6/28	494	472,427
Ensemble RCM, LLC, Term Loan, 7.944%, (SOFR + 3.75%), 8/3/26	539	533,365
Envision Healthcare Corporation, Term Loan - Second Lien, 8.83%, (SOFR + 4.25%), 3/31/27	396	128,819
Midwest Physician Administrative Services, LLC, Term Loan, 7.98%, (3 mo. USD LIBOR + 3.25%), 3/12/28	296	273,377
National Mentor Holdings, Inc.:
Term Loan, 8.328%, (USD LIBOR + 3.75%), 3/2/28(7)	597	419,102
Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 3/2/28	17	12,289
Option Care Health, Inc., Term Loan, 7.134%, (1 mo. USD LIBOR + 2.75%), 10/27/28	743	738,633
PetVet Care Centers, LLC, Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 2/14/25	370	349,855
Select Medical Corporation, Term Loan, 6.89%, (1 mo. USD LIBOR + 2.50%), 3/6/25	822	809,226
TTF Holdings, LLC, Term Loan, 8.438%, (1 mo. USD LIBOR + 4.00%), 3/31/28	543	536,843
WP CityMD Bidco LLC, Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 12/22/28	993	991,647
		$5,780,829
Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Technology — 3.6%
Bracket Intermediate Holding Corp, Term Loan, 7.991%, (3 mo. USD LIBOR + 4.25%), 9/5/25	$495	$ 471,637
Imprivata, Inc., Term Loan, 8.134%, (1 mo. USD LIBOR + 3.75%), 12/1/27	319	308,057
MedAssets Software Intermediate Holdings, Inc.:
Term Loan, 8.384%, (1 mo. USD LIBOR + 4.00%), 12/18/28	223	189,536
Term Loan - Second Lien, 11.134%, (1 mo. USD LIBOR + 6.75%), 12/17/29	150	115,641
Navicure, Inc., Term Loan, 8.384%, (1 mo. USD LIBOR + 4.00%), 10/22/26	954	941,739
Project Ruby Ultimate Parent Corp., Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 3/10/28	393	372,466
Symplr Software, Inc., Term Loan, 8.694%, (SOFR + 4.50%), 12/22/27	369	309,955
Verscend Holding Corp., Term Loan, 8.384%, (1 mo. USD LIBOR + 4.00%), 8/27/25	557	554,363
		$3,263,394
Hotels, Restaurants & Leisure — 2.2%
ClubCorp Holdings, Inc., Term Loan, 7.48%, (3 mo. USD LIBOR + 2.75%), 9/18/24	$441	$398,894
Dave & Buster's, Inc., Term Loan, 9.438%, (SOFR + 5.00%), 6/29/29	150	149,298
IRB Holding Corp.:
Term Loan, 7.134%, (1 mo. USD LIBOR + 2.75%), 2/5/25	308	306,047
Term Loan, 7.317%, (SOFR + 3.00%), 12/15/27	320	310,755
Playa Resorts Holding B.V., Term Loan, 8.576%, (SOFR + 4.25%), 1/5/29	275	268,469
SMG US Midco 2, Inc., Term Loan, 6.915%, (3 mo. USD LIBOR + 2.50%), 1/23/25	238	233,193
Travel Leaders Group, LLC, Term Loan, 8.384%, (1 mo. USD LIBOR + 4.00%), 1/25/24	385	355,065
		$2,021,721
Household Durables — 0.8%
Libbey Glass, Inc., Term Loan, 12.951%, (SOFR + 8.50%), 11/22/27	$339	$316,767
Serta Simmons Bedding, LLC:
Term Loan, 12.269%, (3 mo. USD LIBOR + 7.50%), 8/10/23	149	148,156
Term Loan - Second Lien, 12.269%, (3 mo. USD LIBOR + 7.50%), 8/10/23	495	234,642
		$699,565
Household Products — 1.4%
Diamond (BC) B.V., Term Loan, 7.165%, (3 mo. USD LIBOR + 2.75%), 9/29/28	$743	$719,111

Calvert
Floating-Rate Advantage Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Household Products (continued)
Hunter Douglas, Inc., Term Loan, 7.859%, (SOFR + 3.50%), 2/26/29	$50	$ 44,158
Kronos Acquisition Holdings, Inc.:
Term Loan, 8.485%, (3 mo. USD LIBOR + 3.75%), 12/22/26	442	422,404
Term Loan, 10.509%, (SOFR + 6.00%), 12/22/26	99	96,277
		$ 1,281,950
Insurance — 3.7%
Alliant Holdings Intermediate, LLC:
Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 5/9/25	$241	$ 238,476
Term Loan, 7.854%, (1 mo. USD LIBOR + 3.50%), 11/6/27	495	484,572
AmWINS Group, Inc., Term Loan, 6.634%, (1 mo. USD LIBOR + 2.25%), 2/19/28	490	481,552
AssuredPartners, Inc., Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 2/12/27	659	641,624
Hub International Limited, Term Loan, 7.327%, (3 mo. USD LIBOR + 3.00%), 4/25/25	501	496,779
NFP Corp., Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 2/15/27	339	325,069
Ryan Specialty Group, LLC, Term Loan, 7.423%, (SOFR + 3.00%), 9/1/27	196	194,604
USI, Inc., Term Loan, 8.33%, (SOFR + 3.75%), 11/22/29	430	426,528
		$3,289,204
Interactive Media & Services — 2.7%
Adevinta ASA, Term Loan, 7.48%, (3 mo. USD LIBOR + 2.75%), 6/26/28	$1,133	$1,123,192
Foundational Education Group, Inc., Term Loan, 8.592%, (SOFR + 3.75%), 8/31/28	396	356,400
Getty Images, Inc., Term Loan, 8.938%, (1 mo. USD LIBOR + 4.50%), 2/19/26	421	419,120
Match Group, Inc., Term Loan, 6.488%, (3 mo. USD LIBOR + 1.75%), 2/13/27	500	491,562
		$2,390,274
Internet & Direct Marketing Retail — 0.1%
Hoya Midco, LLC, Term Loan, 7.573%, (SOFR + 3.25%), 2/3/29	$110	$109,050
		$109,050
IT Services — 4.3%
Asurion, LLC:
Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 12/23/26	$735	$656,119
Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 7/31/27	39	34,447
Borrower/Description	Principal Amount (000's omitted)	Value
IT Services (continued)
Asurion, LLC: (continued)
Term Loan - Second Lien, 9.634%, (1 mo. USD LIBOR + 5.25%), 1/31/28	$550	$ 431,475
Cyxtera DC Holdings, Inc., Term Loan, 7.36%, (3 mo. USD LIBOR + 3.00%), 5/1/24	976	831,192
Gainwell Acquisition Corp., Term Loan, 8.73%, (3 mo. USD LIBOR + 4.00%), 10/1/27	1,130	1,072,393
Indy US Bidco, LLC, Term Loan, 8.134%, (1 mo. USD LIBOR + 3.75%), 3/5/28	74	64,419
Informatica, LLC, Term Loan, 7.188%, (1 mo. USD LIBOR + 2.75%), 10/27/28	546	537,687
Rackspace Technology Global, Inc., Term Loan, 7.38%, (3 mo. USD LIBOR + 2.75%), 2/15/28	393	247,426
		$ 3,875,158
Leisure Products — 0.7%
Hayward Industries, Inc., Term Loan, 6.884%, (1 mo. USD LIBOR + 2.50%), 5/30/28	$616	$593,821
		$593,821
Life Sciences Tools & Services — 1.5%
Curia Global, Inc., Term Loan, 8.165%, (3 mo. USD LIBOR + 3.75%), 8/30/26	$828	$684,311
Packaging Coordinators Midco, Inc., Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 11/30/27	665	630,934
		$1,315,245
Machinery — 7.6%
AI Aqua Merger Sub, Inc., Term Loan, 7.967%, (SOFR + 3.75%), 7/31/28	$497	$468,894
Alliance Laundry Systems, LLC, Term Loan, 7.409%, (3 mo. USD LIBOR + 3.50%), 10/8/27	560	549,926
American Trailer World Corp., Term Loan, 8.173%, (SOFR + 3.75%), 3/3/28	236	205,104
Apex Tool Group, LLC, Term Loan, 9.667%, (SOFR + 5.25%), 2/8/29	315	273,279
Conair Holdings, LLC, Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 5/17/28	494	417,219
CPM Holdings, Inc., Term Loan, 7.62%, (1 mo. USD LIBOR + 3.50%), 11/17/25	607	598,541
Engineered Machinery Holdings, Inc., Term Loan, 8.48%, (3 mo. USD LIBOR + 3.50%), 5/19/28	592	574,199
EWT Holdings III Corp., Term Loan, 6.688%, (1 mo. USD LIBOR + 2.25%), 4/1/28	123	121,842
Filtration Group Corporation, Term Loan, 7.384%, (1 mo. USD LIBOR + 3.00%), 3/29/25	481	476,590
Gates Global, LLC, Term Loan, 6.884%, (1 mo. USD LIBOR + 2.50%), 3/31/27	841	825,090

Calvert
Floating-Rate Advantage Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Machinery (continued)
Granite Holdings US Acquisition Co., Term Loan, 8.75%, (3 mo. USD LIBOR + 4.00%), 9/30/26	$417	$ 417,862
Icebox Holdco III, Inc., Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 12/22/28	497	460,514
Madison IAQ, LLC, Term Loan, 7.988%, (3 mo. USD LIBOR + 3.25%), 6/21/28	887	826,383
SPX Flow, Inc., Term Loan, 8.923%, (SOFR + 4.50%), 4/5/29	324	302,508
Titan Acquisition Limited, Term Loan, 8.151%, (6 mo. USD LIBOR + 3.00%), 3/28/25	286	267,850
		$ 6,785,801
Media — 3.5%
Diamond Sports Group, LLC:
Term Loan, 12.317%, (SOFR + 8.10%), 5/25/26	$49	$46,306
Term Loan - Second Lien, 7.567%, (SOFR + 3.25%), 8/24/26	168	21,896
E.W. Scripps Company (The), Term Loan, 6.946%, (1 mo. USD LIBOR + 2.56%), 5/1/26	490	482,954
iHeartCommunications, Inc., Term Loan, 7.384%, (1 mo. USD LIBOR + 3.00%), 5/1/26	377	346,619
Magnite, Inc., Term Loan, 9.327%, (USD LIBOR + 5.00%), 4/28/28(7)	348	328,419
Outfront Media Capital, LLC, Term Loan, 6.134%, (1 mo. USD LIBOR + 1.75%), 11/18/26	75	72,844
Recorded Books, Inc., Term Loan, 8.323%, (SOFR + 4.00%), 8/29/25	500	490,313
Sinclair Television Group, Inc.:
Term Loan, 6.89%, (1 mo. USD LIBOR + 2.50%), 9/30/26	585	559,298
Term Loan, 7.39%, (1 mo. USD LIBOR + 3.00%), 4/1/28	493	470,338
Univision Communications, Inc.:
Term Loan, 7.134%, (1 mo. USD LIBOR + 2.75%), 3/15/24	67	66,726
Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 3/15/26	226	223,378
		$3,109,091
Metals/Mining — 0.4%
Dynacast International, LLC, Term Loan, 9.199%, (3 mo. USD LIBOR + 4.50%), 7/22/25	$295	$256,924
WireCo WorldGroup, Inc., Term Loan, 8.938%, (3 mo. USD LIBOR + 4.25%), 11/13/28	94	92,343
		$349,267
Pharmaceuticals — 0.7%
Elanco Animal Health Incorporated, Term Loan, 5.87%, (1 mo. USD LIBOR + 1.75%), 8/1/27	$136	$131,013
Horizon Therapeutics USA, Inc., Term Loan, 6.188%, (1 mo. USD LIBOR + 1.75%), 3/15/28	246	245,686
Borrower/Description	Principal Amount (000's omitted)	Value
Pharmaceuticals (continued)
Jazz Financing Lux S.a.r.l., Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 5/5/28	$222	$ 220,468
		$ 597,167
Professional Services — 2.4%
Camelot U.S. Acquisition, LLC, Term Loan, 7.384%, (1 mo. USD LIBOR + 3.00%), 10/30/26	$682	$ 673,125
CoreLogic, Inc., Term Loan, 7.938%, (1 mo. USD LIBOR + 3.50%), 6/2/28	466	390,461
Deerfield Dakota Holding, LLC, Term Loan, 8.073%, (SOFR + 3.75%), 4/9/27	366	342,202
Rockwood Service Corporation, Term Loan, 8.634%, (1 mo. USD LIBOR + 4.25%), 1/23/27	310	307,077
Trans Union, LLC:
Term Loan, 6.134%, (1 mo. USD LIBOR + 1.75%), 11/16/26	64	63,050
Term Loan, 6.634%, (1 mo. USD LIBOR + 2.25%), 12/1/28	339	335,583
		$2,111,498
Real Estate Management & Development — 0.8%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 7.134%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$506	$495,362
RE/MAX International, Inc., Term Loan, 6.938%, (1 mo. USD LIBOR + 2.50%), 7/21/28	271	252,930
		$748,292
Road & Rail — 1.4%
Avis Budget Car Rental, LLC, Term Loan, 6.14%, (1 mo. USD LIBOR + 1.75%), 8/6/27	$509	$495,404
PODS, LLC, Term Loan, 7.384%, (1 mo. USD LIBOR + 3.00%), 3/31/28	788	748,314
		$1,243,718
Semiconductors & Semiconductor Equipment — 1.4%
Altar Bidco, Inc., Term Loan, 6.608%, (SOFR + 3.10%), 2/1/29	$274	$262,235
Bright Bidco B.V., Term Loan, 12.094%, (SOFR + 8.00%), 10/31/27	31	27,510
MaxLinear, Inc., Term Loan, 6.634%, (1 mo. USD LIBOR + 2.25%), 6/23/28	53	53,170
MKS Instruments, Inc., Term Loan, 7.171%, (SOFR + 2.75%), 8/17/29	459	454,384
Ultra Clean Holdings, Inc., Term Loan, 8.134%, (1 mo. USD LIBOR + 3.75%), 8/27/25	454	452,463
		$1,249,762

Calvert
Floating-Rate Advantage Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Software — 25.6%
Applied Systems, Inc., Term Loan, 9.08%, (SOFR + 4.50%), 9/18/26	$1,192	$ 1,189,144
AppLovin Corporation, Term Loan, 9.75%, (Prime + 2.25%), 8/15/25	457	441,291
Aptean, Inc.:
Term Loan, 8.985%, (3 mo. USD LIBOR + 4.25%), 4/23/26	661	634,892
Term Loan - Second Lien, 11.735%, (3 mo. USD LIBOR + 7.00%), 4/23/27	300	279,000
Astra Acquisition Corp.:
Term Loan, 9.634%, (1 mo. USD LIBOR + 5.25%), 10/25/28	223	198,143
Term Loan - Second Lien, 13.259%, (1 mo. USD LIBOR + 8.88%), 10/25/29	350	314,924
Banff Merger Sub, Inc., Term Loan, 8.134%, (1 mo. USD LIBOR + 3.75%), 10/2/25	645	618,743
Cast and Crew Payroll, LLC, Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 2/9/26	393	388,830
CDK Global, Inc., Term Loan, 9.08%, (SOFR + 4.50%), 7/6/29	400	397,281
CentralSquare Technologies, LLC, Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 8/29/25	443	384,246
Cloudera, Inc.:
Term Loan, 8.134%, (1 mo. USD LIBOR + 3.75%), 10/8/28	546	518,922
Term Loan - Second Lien, 10.384%, (1 mo. USD LIBOR + 6.00%), 10/8/29	150	125,813
Constant Contact, Inc., Term Loan, 7.909%, (3 mo. USD LIBOR + 4.00%), 2/10/28	445	394,931
Cornerstone OnDemand, Inc., Term Loan, 8.134%, (1 mo. USD LIBOR + 3.75%), 10/16/28	273	244,961
Delta TopCo, Inc., Term Loan, 8.154%, (3 mo. USD LIBOR + 3.75%), 12/1/27	679	628,819
E2open, LLC, Term Loan, 7.685%, (1 mo. USD LIBOR + 3.50%), 2/4/28	542	533,888
ECI Macola Max Holdings, LLC, Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 11/9/27	1,108	1,064,773
Epicor Software Corporation, Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 7/30/27	1,379	1,329,238
Finastra USA, Inc., Term Loan, 6.871%, (3 mo. USD LIBOR + 3.50%), 6/13/24	1,042	924,479
Fiserv Investment Solutions, Inc., Term Loan, 8.325%, (1 mo. USD LIBOR + 4.00%), 2/18/27	341	324,827
GoTo Group, Inc., Term Loan, 9.139%, (1 mo. USD LIBOR + 4.75%), 8/31/27	565	365,177
Greeneden U.S. Holdings II, LLC, Term Loan, 8.384%, (1 mo. USD LIBOR + 4.00%), 12/1/27	689	663,093
Hyland Software, Inc., Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 7/1/24	1,271	1,255,324
Imperva, Inc., Term Loan, 8.592%, (3 mo. USD LIBOR + 4.00%), 1/12/26	566	464,530
Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
MA FinanceCo., LLC, Term Loan, 8.973%, (3 mo. USD LIBOR + 4.25%), 6/5/25	$153	$ 152,904
Magenta Buyer, LLC:
Term Loan, 9.17%, (3 mo. USD LIBOR + 4.75%), 7/27/28	665	572,947
Term Loan - Second Lien, 12.67%, (3 mo. USD LIBOR + 8.25%), 7/27/29	375	296,250
Marcel LUX IV S.a.r.l., Term Loan, 7.665%, (SOFR + 3.25%), 3/15/26	464	458,220
Mitnick Corporate Purchaser, Inc., Term Loan, 8.944%, (SOFR + 4.75%), 5/2/29	100	93,703
Open Text Corporation, Term Loan, 11/16/29(8)	275	268,755
Panther Commercial Holdings L.P., Term Loan, 8.665%, (3 mo. USD LIBOR + 4.25%), 1/7/28	788	712,913
Proofpoint, Inc., Term Loan, 7.985%, (3 mo. USD LIBOR + 3.25%), 8/31/28	940	906,260
Quest Software US Holdings, Inc., Term Loan, 8.494%, (SOFR + 4.25%), 2/1/29	698	541,580
Realpage, Inc., Term Loan, 7.384%, (1 mo. USD LIBOR + 3.00%), 4/24/28	1,037	988,660
Red Planet Borrower, LLC, Term Loan, 8.134%, (1 mo. USD LIBOR + 3.75%), 10/2/28	494	311,680
Redstone Holdco 2 L.P., Term Loan, 9.108%, (3 mo. USD LIBOR + 4.75%), 4/27/28	494	345,378
Skillsoft Corporation, Term Loan, 9.582%, (SOFR + 5.25%), 7/14/28	71	59,258
Sophia, L.P., Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 10/7/27	1,153	1,115,553
SurveyMonkey, Inc., Term Loan, 8.14%, (1 mo. USD LIBOR + 3.75%), 10/10/25	430	417,626
Turing Midco LLC, Term Loan, 6.884%, (1 mo. USD LIBOR + 2.50%), 3/24/28	253	251,599
Veritas US, Inc., Term Loan, 9.73%, (3 mo. USD LIBOR + 5.00%), 9/1/25	417	298,508
Vision Solutions, Inc., Term Loan, 8.358%, (3 mo. USD LIBOR + 4.00%), 4/24/28	642	534,299
VS Buyer, LLC, Term Loan, 7.384%, (1 mo. USD LIBOR + 3.00%), 2/28/27	950	927,424
		$22,938,786
Specialty Retail — 2.6%
Belron Finance US LLC, Term Loan, 7.063%, (3 mo. USD LIBOR + 2.50%), 4/13/28	$123	$122,096
Les Schwab Tire Centers, Term Loan, 6.58%, (3 mo. USD LIBOR + 3.25%), 11/2/27	1,230	1,221,205
Mattress Firm, Inc., Term Loan, 8.44%, (3 mo. USD LIBOR + 4.25%), 9/25/28	285	244,535

Calvert
Floating-Rate Advantage Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Specialty Retail (continued)
Petsmart, Inc., Term Loan, 8.13%, (1 mo. USD LIBOR + 3.75%), 2/11/28	$741	$ 728,127
		$ 2,315,963
Steel — 0.1%
Phoenix Services International, LLC, Term Loan, 16.323%, (SOFR + 12.00%), 9/29/23	$76	$ 76,462
		$ 76,462
Technology Hardware, Storage & Peripherals — 0.1%
NCR Corporation, Term Loan, 6.92%, (3 mo. USD LIBOR + 2.50%), 8/28/26	$118	$ 114,837
		$ 114,837
Trading Companies & Distributors — 4.0%
Avolon TLB Borrower 1 (US), LLC:
Term Loan, 6.103%, (1 mo. USD LIBOR + 1.75%), 1/15/25	$700	$698,170
Term Loan, 6.603%, (1 mo. USD LIBOR + 2.25%), 12/1/27	196	195,832
Core & Main L.P., Term Loan, 7.06%, (USD LIBOR + 2.50%), 7/27/28(7)	247	244,344
Electro Rent Corporation, Term Loan, 10.271%, (SOFR + 5.50%), 11/1/24	589	568,418
Park River Holdings, Inc., Term Loan, 6.993%, (3 mo. USD LIBOR + 3.25%), 12/28/27	594	522,133
Spin Holdco, Inc., Term Loan, 8.765%, (3 mo. USD LIBOR + 4.00%), 3/4/28	909	775,331
SRS Distribution, Inc.:
Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 6/2/28	495	473,084
Term Loan, 7.923%, (SOFR + 3.50%), 6/2/28	99	95,032
		$3,572,344
Transportation Infrastructure — 0.2%
Brown Group Holding, LLC, Term Loan, 6.884%, (1 mo. USD LIBOR + 2.50%), 6/7/28	$211	$207,275
		$207,275
Wireless Telecommunication Services — 0.2%
Digicel International Finance Limited, Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 5/28/24	$237	$200,267
		$200,267
Total Senior Floating Rate Loans (identified cost $108,120,719)		$101,129,096

Warrants — 0.0%

Security	Shares	Value
Entertainment — 0.0%
Cineworld Group PLC, Exp. 11/23/25(2)	16,341	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 4.4%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.11%(9)	3,909,647	$ 3,909,647
Total Short-Term Investments (identified cost $3,909,647)		$ 3,909,647
Total Investments — 126.3% (identified cost $121,561,475)		$113,214,075

Note Payable — (27.9)%	$(25,000,000)

Other Assets, Less Liabilities — 1.6%	$ 1,448,597
Net Assets — 100.0%	$ 89,662,672

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(3)	Amount is less than 0.05%.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2022, the aggregate value of these securities is $7,155,186 or 8.0% of the Fund's net assets.
(5)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

Calvert
Floating-Rate Advantage Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(7)	The stated interest rate represents the weighted average interest rate at December 31, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(8)	This Senior Loan will settle after December 31, 2022, at which time the interest rate will be determined.
(9)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2022.

Abbreviations:
DIP	– Debtor In Possession
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate

Currency Abbreviations:
USD	– United States Dollar

Affiliated Investments
At December 31, 2022, the value of the Fund’s investment in funds that may be deemed to be affiliated was $3,909,647, which represents 4.4% of the Fund’s net assets. Transactions in such funds by the Fund for the fiscal year to date ended December 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$3,622,263	$16,309,114	$(16,021,730)	$ —	$ —	$3,909,647	$33,539	3,909,647

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$7,775	$81,896	$ —	$89,671
Corporate Bonds	—	7,155,186	—	7,155,186
Exchange-Traded Funds	930,475	—	—	930,475
Senior Floating-Rate Loans	—	101,129,096	—	101,129,096
Warrants	—	0	—	0
Short-Term Investments	3,909,647	—	—	3,909,647
Total Investments	$4,847,897	$108,366,178	$ —	$113,214,075
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.